Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Reorganizations [Abstract]
Restructuring charges	$ 1,789,000	$ 1,525,000	$ 3,843,000	$ 1,525,000
Expected restructuring charges			1,000,000
Restructuring liability	$ 4,100,000		$ 4,100,000		$ 3,400,000